REVENUES, DEFERRED REVENUES AND DEFERRED COSTS (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations
The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2020	2019	2020
	(U.S. dollars in thousands)		(U.S. dollars in thousands)
Product
Software products	9,960	7,147	20,243	12,625
Hardware products	937	754	1,277	1,080
	$10,897	$7,901	$21,520	$13,705
Maintenance and professional services
Support and maintenance	11,305	12,315	21,674	24,703
Professional services	2,899	2,816	4,361	5,868
	$14,204	$15,131	$26,035	$30,571
Total revenue	$25,101	$23,032	$47,555	$44,276

Schedule of Deferred Revenue
Deferred revenue

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Deferred revenues:
Deferred product revenues	$695	$166
Deferred maintenance and professional services revenues	56,900	48,928
	57,595	49,094
Less - amounts offset from accounts receivable	(22,032)	(8,543)
Deferred revenues	35,563	40,551
The change in deferred revenues:
Balance at beginning of year	56,629	57,595
Deferred revenue relating to new sales	40,225	16,644
Revenue recognition during the period	(39,259)	(25,145)
Balance at end of year	57,595	49,094
Less - amounts offset from accounts receivable	(22,032)	(8,543)
Deferred revenues	$35,563	$40,551

Schedule of Assets Recognized from Costs to Obtain Contract with Customer
	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Balance at beginning of year	$5,313	$5,962
Additional costs deferred	3,436	1,365
Amortization of deferred costs	(2,787)	(1,597)
Balance at end of year	$5,962	$5,730